FDP BlackRock Invesco Value Fund
Fund Overview Key Facts About FDP BlackRock Invesco Value Fund
Investment Objective
The investment objective of the FDP BlackRock Invesco Value Fund (the “Invesco Fund” or the “Fund”) is to seek to provide shareholders with capital growth and income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 49 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-76 of Part II of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - FDP BlackRock Invesco Value Fund	Investor A Shares		Investor C Shares		Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%		none		none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	1.00%	[2]	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - FDP BlackRock Invesco Value Fund		Investor A Shares	Investor C Shares	Institutional Shares
Management Fee	[1]	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[2]	0.27%	0.28%	0.27%
Total Annual Fund Operating Expenses	[3]	1.22%	1.98%	0.97%
[1]	As described in the "Management of the Funds" section of the Fund's prospectus beginning on page 60, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund's assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates through September 30, 2017. The contractual agreement may be terminated upon 90 days' notice by a majority of the non-interested directors of FDP Series, Inc. (the "Corporation") or by a vote of a majority of the outstanding voting securities of the Fund.
[2]	Other Expenses have been restated to reflect current fees.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund's most recent annual report, which do not include the restatement of Other Expenses to reflect current fees.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - FDP BlackRock Invesco Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor A Shares	643	892	1,160	1,925
Investor C Shares	301	621	1,068	2,306
Institutional Shares	99	309	536	1,190

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
FDP BlackRock Invesco Value Fund | Investor C Shares | USD ($)	201	621	1,068	2,306

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Principal Investment Strategies of the Fund
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks at the time of investment. The Fund invests in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks (convertible securities). The Fund focuses primarily on a security's potential for capital growth and income and emphasizes a value style of investing, seeking well-established, undervalued companies that have identifiable factors that might lead to improved valuations. The Fund may invest up to 25% of its total assets in securities of foreign issuers, which may include depositary receipts. The Fund may invest in the securities of companies with any market capitalization, however a substantial number are large-capitalization companies.

BlackRock and the Fund have obtained an exemptive order from the Securities and Exchange Commission (the "SEC") that permits BlackRock, with respect to the Fund, to appoint and replace sub-advisers, and enter into, amend and terminate sub-advisory agreements with sub-advisers, subject to Board approval but without shareholder approval (the "Manager of Managers Structure"). The use of the Manager of Managers Structure with respect to the Fund is subject to certain conditions set forth in the SEC exemptive order.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund.

  Depositary Receipts Risk — The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

  The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

  Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

  Investment Style Risk — Under certain market conditions, value investments have performed better during periods of economic recovery. Therefore, this investment style may over time go in and out of favor. At times when the investment style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mid Cap Securities Risk — The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

  Small Cap Securities Risk — Small cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a more limited management group than larger capitalized companies.

Performance Information
The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the Russell 1000® Value Index. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Investor A Shares ANNUAL TOTAL RETURNS FDP BlackRock Invesco Value Fund As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 18.88% (quarter ended September 30, 2009) and the lowest return for a quarter was -23.16% (quarter ended December 31, 2008). The year-to-date return as of June 30, 2016 was 0.00%.
As of 12/31/15 Average Annual Total Returns
Average Annual Total Returns - FDP BlackRock Invesco Value Fund	1 Year	5 Years	10 Years
Investor A Shares	(11.71%)	8.52%	4.79%
Investor A Shares | Return After Taxes on Distributions	(12.07%)	8.15%	4.32%
Investor A Shares | Return After Taxes on Distributions and Sale of Fund Shares	(6.29%)	6.64%	3.63%
Investor C Shares	(8.48%)	8.85%	4.57%
Institutional Shares	(6.65%)	9.94%	5.61%
Russell 1000® Value Index (Reflects no deduction for fees, expenses or taxes)	(3.83%)	11.27%	6.16%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor C and Institutional Shares will vary.